SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 17:-	SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION

a.	General:

Until December 31, 2015 the Company had three segments: Cellocator, MRM and RSA.

During 2016 Pointer spun off its Israeli subsidiary, Shagrir Group Vehicle Services Ltd, therefore Segments reporting was retroactively adjusted to reflect those adjustments.

As of December 31, 2016 The company has two reportable segments: the Cellocator segment and the MRM segment

The Company applies ASC 280, “Segment Reporting Disclosures”. The Company evaluates performance and allocates resources based on operating profit or loss.

b.	The following presents segment results of operations for the year ended December 31, 2016:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$22,707	$49,620	$(7,974)	$64,353

Segments operating profit	$1,660	$4,708	$(120)	$6,248

Segments tangible and intangible assets	$8,359	$35,392	$2,148	$45,899

Depreciation, amortization and impairment expenses	$321	$2,295	$-	$2,616

Expenditure for assets	$135	$2,264	$-	$2,399

The following presents segment results of operations for the year ended December 31, 2015:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$19,489	$47,938	$(6,860)	$60,567

Segments operating profit	$1,000	$3,848	$493	$5,341

Segments tangible and intangible assets	$8,469	$24,836	$1,804	$35,109

Depreciation, amortization and impairment expenses	$338	$3,067	$-	$3,405

Expenditure for assets	$149	$1,647	$-	$1,796

The following presents segment results of operations for the year ended December 31, 2014:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$24,063	$50,202	$(8,060)	$66,205

Segments operating profit	$3,849	$3,276	$452	$7,577

Segments tangible and intangible assets	$8,679	$26,385	$4,406	$39,470

Depreciation, amortization and impairment expenses	$349	$2,004	$-	$2,353

Expenditure for assets	$165	$2,553	$-	$2,718

c.	Summary information about geographical areas:

		Year ended December 31,
		2016	2015	2014
1.	Revenues *):

	Israel	$29,438	$26,487	$31,181
	Latin America (mainly Mexico)	7,009	7,601	7,471
	Brazil	9,142	7,173	10,669
	Argentina	3,995	4,616	3,990
	Europe	4,501	5,271	5,891
	Other	10,268	9,419	7,003

		$64,353	$60,567	$66,205

*) Revenues are attributed to geographic areas based on the location of the end customers.
		December 31,
		2016	2015	2014
2.	Long-lived assets:

	Israel	$1,248	$978	$691
	Argentina	627	539	711
	Mexico	298	229	348
	Brazil	2,949	1,090	2,297
	South Africa	489	436	513
	Other	3	6	6

		$5,614	$3,278	$4,566

d.	In 2016, 2015 and 2014, none of our customer accounted above 10% of the Company’s revenues.